Derivative Financial Instruments (Text Block)	12 Months Ended
Dec. 31, 2011
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Derivative Financial Instruments [Text Block]
Derivative Financial Instruments

As part of our risk management strategy, we use derivative instruments to hedge certain foreign currency and interest rate exposures. Refer to Note 1, Note 14, and Note 15 for additional disclosures on our derivative instruments.

The fair values of our derivative instruments are determined using the income approach and significant other observable inputs (also known as “Level 2”), as defined by FASB ASC 820-10-20, Fair Value Measurements. We have used observable market inputs based on the type of derivative and the nature of the underlying instrument. The key inputs used at December 31, 2011 included foreign exchange spot and forward rates, both of which are available in an active market. We have utilized the mid-market pricing convention for these inputs at December 31, 2011. We include the effect of our counterparty credit risk based on current published credit default swap rates when the net fair value of our derivative instruments is in a net asset position. We consider our own nonperformance risk when the net fair value of our derivative instruments is in a net liability position by discounting our derivative liabilities to reflect the potential credit risk to our counterparty through applying a current market indicative credit spread to all cash flows.

The fair values of our derivative instruments determined using the fair value measurement of significant other observable inputs (Level 2) at December 31, 2011 and 2010 are as follows:

		Fair Value
	Balance Sheet Location	December 31, 2011	December 31, 2010
		(in thousands)
Asset Derivatives
Derivatives not designated as hedging instruments under ASC 815-20
Foreign exchange forward contracts	Other current assets	$241	$63

Liability Derivatives
Derivatives designated as hedging instruments under ASC 815-20
Interest rate swap contracts	Other current liabilities	$—	$5,845
Interest rate swap contracts	Other long-term obligations	—	975
Euro denominated term loan *	Current portion of debt	—	4,402
Euro denominated term loan *	Long-term debt	—	169,629
Total derivatives designated as hedging instruments under ASC 815-20		$—	$180,851

Derivatives not designated as hedging instruments under ASC 815-20
Foreign exchange forward contracts	Other current liabilities	$222	$457

Total liability derivatives		$222	$181,308

* The euro denominated term loan was a nonderivative financial instrument designated as a hedge of our net investment in international operations. The loan was repaid in August 2011. The euro denominated term loan was recorded at its carrying value in the Consolidated Balance Sheets and was not recorded at fair value.

OCI during the reporting period for our derivative and nonderivative instruments designated as hedging instruments (collectively, hedging instruments), net of tax, was as follows:

	2011	2010
	(in thousands)
Net unrealized gain (loss) on hedging instruments at January 1,	$(10,034)	$(30,300)
Unrealized gain (loss) on derivative instruments	1,909	(2,930)
Unrealized gain (loss) on a nonderivative net investment hedging instrument	(8,866)	15,825
Realized (gains) losses reclassified into net income (loss)	2,611	7,371
Net unrealized gain (loss) on hedging instruments at December 31,	$(14,380)	$(10,034)

Cash Flow Hedges
As a result of our floating rate debt, we are exposed to variability in our cash flows from changes in the applicable interest rate index. Historically, we have entered into interest rate swaps to achieve a fixed rate of interest on the hedged portion of the debt in order to reduce variability in cash flows.

In 2007, we entered into a pay fixed 6.59% receive three-month Euro Interbank Offered Rate (EURIBOR), plus 2%, amortizing interest rate swap to convert a significant portion of our euro denominated variable-rate term loan to fixed-rate debt, plus or minus the variance in the applicable margin from 2%, through December 31, 2012. The objective of this swap was to protect us from increases in the EURIBOR base borrowing rates. The swap did not protect us from changes to the applicable margin under our credit agreement. Throughout the duration of the hedging relationship, this cash flow hedge was expected to be highly effective in achieving offsetting cash flows attributable to the hedged risk. Consequently, effective changes in the fair value of the interest rate swap were recorded as a component of OCI and were recognized in earnings when the hedged item affected earnings. The amounts paid or received on the hedge were recognized as adjustments to interest expense. The notional amount of the swap was $147.7 million (€112.4 million) as of December 31, 2010. In August 2011, we repaid our 2007 credit facility, which included the euro-denominated term loan. In conjunction with the debt repayment, we paid $2.9 million to terminate the related interest rate swap and the accumulated loss in OCI was reclassified to interest expense.

Our two interest rate swaps with one-year terms, which each converted $100 million of our U.S. dollar term loan from a floating LIBOR interest rate to fixed interest rates of 2.11% and 2.15%, respectively, expired on June 30, 2011. These swaps did not include the additional interest rate margin applicable to our term debt.

We will continue to monitor and assess our interest rate risk and may institute additional interest rate swaps or other derivative instruments to manage such risk in the future.

The before-tax effect of our cash flow derivative instruments on the Consolidated Balance Sheets and the Consolidated Statements of Operations for the years ended December 31 are as follows:

Derivatives in ASC 815-20 Cash Flow Hedging Relationships	Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)			Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)				Gain (Loss) Recognized in Income on Derivative (Ineffective Portion)
				Location	Amount			Location	Amount
	2011	2010	2009		2011	2010	2009		2011	2010	2009
	(in thousands)				(in thousands)				(in thousands)
Interest rate swap contracts	$(4,200)	$(4,542)	(11,023)	Interest expense	$(7,254)	$(11,829)	$(13,975)	Interest expense	$(201)	$(100)	$(302)

Net Investment Hedge
We are exposed to foreign exchange risk through our international subsidiaries. As a result of our acquisition of an international company in 2007, we entered into a euro denominated term loan, which exposed us to fluctuations in the euro foreign exchange rate. Therefore, we designated this foreign currency denominated term loan as a hedge of our net investment in international operations. The non-functional currency term loan was revalued into U.S. dollars at each balance sheet date, and the changes in value associated with currency fluctuations were recorded as adjustments to long-term debt with offsetting gains and losses recorded in OCI. The notional amount of the term loan was $174.0 million (€132.4 million) as of December 31, 2010. The loan was repaid in full in August 2011 as part of our repayment of the 2007 credit facility. The net derivative loss will remain in accumulated OCI until such time when earnings are impacted by a sale or liquidation of the associated foreign operation.

The before-tax and net of tax effects of our net investment hedge nonderivative financial instrument on OCI for the years ended December 31 are as follows:

Nonderivative Financial Instruments in ASC 815-20 Net Investment Hedging Relationships	Euro Denominated Term Loan Designated as a Hedge of Our Net Investment in International Operations
	2011	2010	2009
	(in thousands)
Gain (loss) recognized in OCI on derivative (Effective Portion)
Before tax	$(14,278)	$25,760	$(3,866)
Net of tax	$(8,866)	$15,825	$(2,364)

Derivatives Not Designated as Hedging Relationships
We are also exposed to foreign exchange risk when we enter into non-functional currency transactions, both intercompany and third-party. At each period-end, foreign currency monetary assets and liabilities are revalued with the change recorded to other income and expense. We enter into monthly foreign exchange forward contracts (a total of 550 contracts were entered into during the year ended December 31, 2011), not designated for hedge accounting, with the intent to reduce earnings volatility associated with certain of these balances. The notional amounts of the contracts ranged from $50,000 to $72 million, offsetting our exposures from the euro, British pound, Canadian dollar, Czech koruna, Hungarian forint, and various other currencies.

The effect of our foreign exchange forward derivative instruments on the Consolidated Statements of Operations for the years ended December 31 is as follows:

Derivatives Not Designated as Hedging Instrument under ASC 815-20	Gain (Loss) Recognized on Derivatives in Other Income (Expense)
	2011	2010	2009
	(in thousands)
Foreign exchange forward contracts	$(2,022)	$665	$(1,656)